Financial instruments (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Schedule of Material Differences Between the Fair Value and Carrying Amount
Material differences between the fair values and carrying amounts of these borrowings are identified as follows:

	30 June 2026
	Carrying Amount	Fair Value
Senior Secured First Lien Term Loan Facility	1,032,114	973,087
2025 Convertible Bonds	71,566	67,799
	1,103,680	1,040,886

	31 December 2025
	Carrying Amount	Fair Value
Senior Secured First Lien Term Loan Facility	1,031,565	1,108,552
2025 Convertible Bonds	68,367	72,765
	1,099,932	1,181,317

Schedule of Fair Value on a Recurring Basis
The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments measured at fair value on a recurring basis as of 30 June 2026 and 31 December 2025:

	30 June 2026
	Level 1	Level 2	Level 3	Total
Conversion Feature	—	—	33,895	33,895
Predecessor Earn Out Shares	—	2,500	—	2,500
OACB Warrants	2,287	—	—	2,287
	2,287	2,500	33,895	38,682

	31 December 2025
	Level 1	Level 2	Level 3	Total
Conversion Feature	—	—	38,732	38,732
Predecessor Earn Out Shares	—	8,800	—	8,800
OACB Warrants	6,462	—	—	6,462
	6,462	8,800	38,732	53,994

Schedule of Assumptions and Inputs
The following table presents the assumptions and inputs that were used for the model in valuing the Conversion Feature:

	30 June 2026	31 December 2025
Share price	$3.69	$5.13
Volatility rate	36.8%	30.7%
Risky Yield	18.90%	16.20%
The following table presents the assumptions and inputs that were used for the model in valuing the Predecessor Earn Out Shares:

	30 June 2026	31 December 2025
Number of shares	19,165,000	19,165,000
Share price	$3.69	$5.13
Volatility rate	76.0%	60.0%
Risk-free rate	4.00%	3.50%